Summarized assets and liabilities of the of discontinued operations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Other invested assets	$ 16.9	$ 21.1
Cash and cash equivalents	10.2	9.1
Accounts receivable, net	26.0	48.3
Property, plant and equipment, net	182.1	192.6
Goodwill	14.3	14.3
Intangibles, net	5.3	5.9
Other assets	68.5	34.1
Total assets held for sale	323.3	325.4
Liabilities
Accounts payable and other current liabilities	33.4	49.2
Debt obligations	65.6	66.9
Pension Liability	18.8	18.6
Other liabilities	36.1	2.9
Total liabilities held for sale	$ 153.9	$ 137.6